                                GRAUBARD MILLER
                               CHRYSLER BUILDING
                              405 LEXINGTON AVENUE
                            NEW YORK, N.Y. 10174-1901
                                 (212) 818-8800

FACSIMILE:                                                  DIRECT DIAL
                                                               NUMBER
(212) 818-8881                                             (212) 818-8638

                                                              May 27, 2005
VIA EDGAR AND FEDERAL EXPRESS
-----------------------------

Mr. John Reynolds
Assistant Director
Office of Emerging Growth Companies
Division of Corporation Finance
Mail Stop 3561
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      Courtside Acquisition Corp.
                           Registration Statement on Form S-1
                           File No. 333-124380
                           Filed April 27, 2005
                           --------------------

Dear Mr. Reynolds:

         On behalf of Courtside Acquisition Corp. ("Company"), we respond as follows to the Staff's comment letter received on May 24, 2005 relating to the above-captioned Registration Statement. Captions and page references herein correspond to those set forth in Amendment No. 1 to the Registration Statement, a copy of which has been marked with the changes from the original filing of the
Registration Statement. We are also delivering three (3) courtesy copies of such marked Amendment No. 1 to William Bennett. Please note that for the Staff's convenience, we have recited each of the Staff's comments and provided the
Company's response to each comment immediately thereafter. Additionally, we have, where appropriate, indicated in the margins of the courtesy hard copies of the marked Amendment No. 1 where in such amendment our responses to the Staff's comments are reflected.

GENERAL
-------

1.       PLEASE FURNISH SUPPLEMENTALLY A STATEMENT AS TO WHETHER OR NOT THE
         AMOUNT OF COMPENSATION TO BE ALLOWED OR PAID TO THE UNDERWRITERS HAS
         BEEN CLEARED WITH

         THE NASD. PRIOR TO THE EFFECTIVENESS OF THIS REGISTRATION STATEMENT,
         THE STAFF REQUESTS THAT WE BE PROVIDED WITH A COPY OF THE LETTER
         INFORMING THAT THE NASD HAS NO OBJECTIONS.

         The amount of compensation to be allowed or paid to the underwriters is currently being reviewed by the NASD and has not been cleared at this time. We will provide you with a copy of the NASD letter or arrange for a call to you from the NASD once the NASD has stated that it has no objections regarding the underwriting arrangements in this offering.

2.       PRIOR TO EFFECTIVENESS OF THIS REGISTRATION STATEMENT, PLEASE CONFIRM
         SUPPLEMENTALLY THAT YOU HAVE RESOLVED ANY OUTSTANDING STATE REGULATORY
         AGENCY COMMENTS AND THAT YOU HAVE RECEIVED CLEARANCE FROM ALL STATES
         WHERE YOU HAVE APPLIED TO HAVE THE UNITS REGISTERED FOR SALE.

         To date, we have only received comments from the State of Maryland. We responded to comments from the State of Maryland on May 19, 2005. We hereby confirm that we will resolve all outstanding comments from state regulatory agencies in which we have applied to have the units registered for sale prior to the effectiveness of the registration statement.

3.       PLEASE CLARIFY WHETHER THE FUNDS NOT HELD IN TRUST COULD BE USED AS A
         DOWN PAYMENT OR A LOCKUP IN A PROPOSED BUSINESS COMBINATION. TO THE
         EXTENT THEY CAN, EXPLAIN HOW ONGOING EXPENSES WILL BE SATISFIED AND
         INCLUDE APPROPRIATE LINE ITEM DISCLOSURE IN THE USE OF PROCEEDS SECTION
         IDENTIFYING SUCH USE. IN ADDITION, TO THE EXTENT THE FUNDS NOT HELD IN
         TRUST COULD BE USED FOR SUCH PURPOSE, THE SUMMARY AND RISK FACTOR
         DISCLOSURE SHOULD MAKE CLEAR THAT IN THE EVENT OF A BREACH BY THE
         COMPANY, THESE FUNDS WOULD BE FORFEITED, THE COMPANY WOULD NO LONGER BE
         ABLE TO CONDUCT DUE DILIGENCE OR OTHER SIMILAR OPERATIONS WITHOUT
         ADDITIONAL FINANCING, AND THAT WITHOUT ADDITIONAL FINANCING, INVESTORS
         COULD LOSE THEIR ENTIRE INVESTMENT FROM THE OUTSET SINCE THE COMPANY
         WOULD NO LONGER HAVE FUNDS WITH WHICH TO CONDUCT ITS SEARCH.

          We have revised the disclosure in the second risk factor entitled "If we are forced to liquidate before a business combination and distribute the trust account, our public stockholders will receive less than $6.00 per share and our warrants will expire worthless." on page 7 and in the "Use of Proceeds"
section on page 18 to indicate that the funds not held in trust could be used as a down payment or a "no-shop" provision in connection with a proposed business combination, although the Company does not have any current intent to do so. We have further revised the disclosure to indicate that if the Company did provide for a down payment or no-shop provision from the out of trust proceeds and it was subsequently required to forfeit such funds (whether as a result of its breach or otherwise), the Company might not have sufficient remaining funds to continue its search for, or conduct due diligence with respect to, another target business. Although we have revised the "Use of Proceeds" section in response to the Staff's comment, we have not revised the line item disclosure in such section as we deem such payments to be miscellaneous expenses in connection with a business combination and such amounts

cannot be determined until a later date in connection with the negotiation of a specific deal. Moreover, we have not indicated that investors could lose their entire investment as they would still be entitled to receive their share of the funds held in the trust account, which fact is currently set forth in the second risk factor.

4.       WE NOTE THAT YOUR INITIAL BUSINESS COMBINATION MUST BE WITH A BUSINESS
         WITH A FAIR MARKET VALUE OF AT LEAST 80% OF YOUR NET ASSETS AT THE TIME
         OF ACQUISITION. PLEASE CLARIFY THROUGHOUT THAT THERE IS NO LIMITATION
         ON YOUR ABILITY TO RAISE FUNDS PRIVATELY OR THROUGH LOANS THAT WOULD
         ALLOW YOU TO ACQUIRE A COMPANY WITH A FAIR MARKET VALUE IN ANY AMOUNT
         GREATER THAN 80% OF YOUR NET ASSETS AT THE TIME OF ACQUISITION.
         DISCLOSE AS WELL WHETHER ANY SUCH FINANCING ARRANGEMENTS HAVE BEEN
         ENTERED INTO OR CONTEMPLATED WITH ANY THIRD PARTIES TO RAISE SUCH
         ADDITIONAL FUNDS THROUGH THE SALE OF SECURITIES OR OTHERWISE.

         We have revised the disclosure in the prospectus in the "Prospectus
Summary" section on page 2, as well as under "Proposed Business" in the subsection entitled "Fair Market Value of Target Business" on page 26 to clarify that the Company can acquire a target business that has a fair market value significantly in excess of 80% of the Company's net assets and that there is no limitation on the Company's ability to raise funds privately or through loans although the Company has not entered into any such arrangement and has no current intention of doing so other than in connection with a business combination.

COVER PAGE
----------

5.       WE NOTE YOUR DISCLOSURE ON THE PROSPECTUS COVER PAGE AND ELSEWHERE
         DISCLOSING THE CURRENT STATE OF CONSIDERATIONS AND DISCUSSIONS
         CONCERNING A BUSINESS COMBINATION TRANSACTION INVOLVING THE COMPANY.
         PLEASE EXPAND SUCH DISCLOSURE TO ADDRESS WHETHER OR NOT THE COMPANY HAS
         IDENTIFIED OR BEEN PROVIDED WITH THE IDENTITY OF, OR HAD ANY DIRECT OR
         INDIRECT CONTACT WITH POTENTIAL ACQUISITION CANDIDATES. IN ADDITION, IF
         MANAGEMENT, THE DIRECTORS, OR ANY AFFILIATE, AGENT OR OTHER
         REPRESENTATIVE OF ANY OF THE COMPANY, THE DIRECTORS, OR MANAGEMENT HAS
         ALREADY TAKEN DIRECT OR INDIRECT MEASURES TO LOCATE A TARGET BUSINESS,
         OR UNAFFILIATED SOURCES HAVE APPROACHED YOU WITH POSSIBLE CANDIDATES,
         YOU MUST DISCLOSE THIS INFORMATION OR ADVISE US SUPPLEMENTALLY. PLEASE
         NOTE IN PARTICULAR THAT WE ARE NOT SEEKING SIMPLY WHETHER A POTENTIAL
         BUSINESS COMBINATION CANDIDATE HAS BEEN "SELECTED," BUT ARE LOOKING
         MORE TO THE TYPE, NATURE AND RESULTS TO DATE OF ANY AND ALL DILIGENCE,
         DISCUSSIONS, NEGOTIATIONS AND/OR OTHER SIMILAR ACTIVITIES UNDERTAKEN,
         WHETHER DIRECTLY BY THE COMPANY OR AN AFFILIATE THEREOF, OR BY AN
         UNRELATED THIRD PARTY, WITH RESPECT TO ONE OR MORE SPECIFIC BUSINESS
         COMBINATION TRANSACTION INVOLVING THE COMPANY, OR MERELY GENERAL
         CONSIDERATIONS AS TO THE COMPANY AND A BUSINESS COMBINATION
         TRANSACTION. IN PROVIDING SUCH DISCLOSURE, PLEASE MAKE EVERY EFFORT TO
         BE COMPLETE AND THOROUGH IN YOUR DISCUSSION TO ENSURE THAT ALL POSSIBLE
         PERSONS OR ENTITIES, ACTIVITIES, AND CIRCUMSTANCES FOR WHICH WE ARE
         SEEKING DISCLOSURE ARE COVERED BY SUCH DISCLOSURE. PLEASE NOTE THAT THE
         INCLUSION OF INCOMPLETE, QUALIFIED, OR LIMITED DISCLOSURE IS LIKELY TO
         RESULT IN ADDITIONAL COMMENTS. PLEASE SEE

         INSTRUCTION 6 TO ITEM 504 OF REGULATION S-K.

          We have expanded the disclosure in the prospectus to include the fact that no person or entity has taken any measure, direct or indirect, to locate a target business. Specifically, we have revised the disclosure in the "Prospectus
Summary" on pages 1 and 2 and in the "Proposed Business" section on page 25 to indicate that: (i) the Company has not selected any target business for a business combination; (ii) none of the Company's officers, directors, promoters or other affiliates has had any contact or discussions with representatives of any other company regarding a potential merger, capital stock exchange, asset acquisition or other similar business combination with the Company nor has the
Company, nor any of its agents or affiliates, been approached by any candidates
(or representative of any candidates) with respect to a possible acquisition transaction with the Company; and (iii) the Company has not engaged or retained any agent or other representative to identify or locate any suitable acquisition candidate.

SUMMARY, PAGE 1
---------------

6.       IF YOU INTEND TO CONDUCT A SEARCH FOR A TARGET BUSINESS IN THE
         FINANCIAL SERVICES INDUSTRY, THEN ADEQUATELY ADDRESS THIS INDUSTRY BOTH
         HERE AND IN THE BUSINESS SECTION. IN ADDITION, YOU REFER TO TARGET
         BUSINESSES THAT HAVE "TRADENAME" OR "BRAND" LABEL ASSETS THAT MAY OR
         MAY NOT BE IN THE ENTERTAINMENT, MEDIA AND COMMUNICATIONS INDUSTRIES.
         THIS ASPECT OF YOUR BUSINESS MODEL IS NOT ADEQUATELY ADDRESSED.

         The Company has determined not to conduct a search for a target business in the financial services industry nor with respect to tradenames or brand label assets outside of the entertainment, media and communications industries. Accordingly, we have revised the disclosure in the prospectus to remove such references.

RISK FACTORS, PAGE 7
--------------------

7.       PLEASE AVOID THE GENERIC CONCLUSION YOU REACH IN SEVERAL OF YOUR RISK
         FACTOR NARRATIVES AND SUBHEADINGS THAT THE RISK COULD "NEGATIVELY
         IMPACT," "ADVERSELY AFFECT," "NEGATIVELY IMPACT," OR HAVE A "MATERIAL
         ADVERSE AFFECT" OR "ADVERSELY AFFECT" YOUR BUSINESS, FINANCIAL
         CONDITION, OR RESULTS OF OPERATIONS. INSTEAD, REPLACE THIS LANGUAGE
         WITH SPECIFIC DISCLOSURE OF HOW YOUR BUSINESS, FINANCIAL CONDITION AND
         OPERATIONS WOULD BE AFFECTED. SEE, FOR EXAMPLE, RISK FACTORS 27-29, 32,
         33 AND 35.

         We have revised the risk factor narratives and subheadings to avoid generic conclusions and have replaced such language with specific disclosure of how the Company's business, financial condition and operations would be affected.

8.       REFERENCE IS MADE TO RISK FACTOR 8. PLEASE IDENTIFY THOSE PERSONS THAT
         MAY REMAIN WITH THE MERGED ENTITY AND IN WHAT CAPACITIES.

         We have revised risk factor 8 to indicate that the Company's key personnel such

as Richard D. Goldstein and Bruce M. Greenwald may continue to remain associated with the Company following a business combination but that such individuals will be able to remain with the Company after consummation of a business combination only if mutually agreed upon in connection with the terms of any such combination. We note that any such business combination, including management 's continuing role (if any), will be thoroughly described in a preliminary proxy statement to be reviewed by the Staff and subsequently subject to stockholder approval.

9.       IF TRUE, REVISE THE SUBHEADING TO RISK FACTOR 9 TO STATE THAT YOUR
         OFFICERS AND DIRECTORS "WILL" ALLOCATE THEIR TIME TO OTHER BUSINESSES.

         We have revised the subheading to risk factor 9 to indicate that the
Company's officers and directors will allocate their time to other businesses.

10.      RISK FACTOR 10 SHOULD ADDRESS YOUR OFFICERS, DIRECTORS AND AFFILIATES
         THEREOF. IN ADDITION, PLEASE REVISE THE RISK FACTOR TO CLARIFY WHETHER
         ANY OF THESE PERSONS OR THEIR AFFILIATES HAVE EVER BEEN ASSOCIATED WITH
         ANY BLANK CHECK COMPANIES.

         We have revised risk factor 10 to address the Company's officers, directors and affiliates as well as to clarify that none of such individuals has ever been associated with any blank check companies.

11.      PLEASE ADD A SEPARATE RISK FACTOR TO ADDRESS THE NUMBER OF "BLANK CHECK
         FIRM COMMITMENT" OFFERINGS CURRENTLY IN THE MARKET PLACE, DISCLOSE THE
         NUMBER OF SUCH TRANSACTIONS WHICH HAVE FOUND BUSINESS COMBINATION
         CANDIDATES AND HAVE CONSUMMATED SUCH TRANSACTIONS, RESPECTIVELY, AND
         THE IMPACT COMPETITION BY SUCH ENTITIES COULD HAVE ON YOUR ABILITY TO
         LOCATE A TARGET AND SUCCESSFULLY COMPLETE A BUSINESS COMBINATION. IN
         ADDITION, PLEASE ADDRESS THE AGGREGATE AMOUNT OF OFFERING PROCEEDS THAT
         CURRENTLY SIT IN ESCROW.

         We have added a separate risk factor on page 7 of the prospectus setting forth the number of blank check firm commitment offerings currently in the market place, the number of such entities that have found business combination candidates and the number of such entities that have consummated such transactions as well as the aggregate amount of offering proceeds that currently sit in escrow and the impact such entities will have on the Company's ability to consummate a business combination.

12.      REVISE THE PENULTIMATE RISK FACTOR ON PAGE 14 TO REFLECT THE
         COMMUNICATIONS INDUSTRIES AS WELL AS THE ENTERTAINMENT AND MEDIA
         INDUSTRY.

         We have revised the above referenced paragraph on page 15 of Amendment
No. 1 to reflect to the communications industry as well as the entertainment and media industry.

PROPOSED BUSINESS, PAGE 22
--------------------------

13.      ELABORATE, BOTH HERE, IN THE SUMMARY AND ELSEWHERE AS APPROPRIATE, ON
         YOUR DISCUSSION OF THE DESIRED ATTRIBUTES AS TO ACQUISITION CANDIDATES
         TO SPECIFICALLY DISCUSS THE ATTRIBUTES AND CRITERIA TO BE FOCUSED UPON
         BY THE COMPANY AS WELL AS

         THE RATIONALE AND LOGIC BEHIND THE ATTRIBUTES AND CRITERIA SELECTED
         (E.G., DESIRED AND/OR REQUIRED RANGES OF ANNUAL REVENUES, EBITDA, NET
         INCOME, ETC.).

         The Company has not established specific attributes or criteria for its target business and has not determined any ranges of annual revenues, EBITDA, net income or other financial metrics needed to be achieved by a prospective target in order to be considered. As described under "Selection of a target business and structuring of a business combination" on page 25 of the prospectus, management has virtually unrestricted flexibility in identifying and selecting a prospective target business. This section also lists the factors the
Company will consider when evaluating a target business. We have added disclosure to this paragraph to clarify that the Company has not established any specific attributes or criteria (financial or otherwise) for a target business.

14.      IN THE PARAGRAPH UNDER THE HEADING "WE HAVE NOT IDENTIFIED A TARGET
         BUSINESS," AND ELSEWHERE IN THE PROSPECTUS AS APPROPRIATE, EXPAND YOUR
         DISCUSSION CONCERNING POTENTIAL BUSINESS COMBINATION CANDIDATES TO
         SPECIFY, FOR EACH IDENTIFIED SEGMENT, THE NUMBER OF SEGMENT
         PARTICIPANTS THAT QUALIFY AS POTENTIAL COMBINATION CANDIDATES GIVEN THE
         COMPANY'S ESTABLISHED CRITERIA, AND, TO THE EXTENT NOT EXCESSIVE IN
         NUMBER, IDENTIFY SUCH CANDIDATES BY NAME AND PROVIDE RELEVANT
         INFORMATION (BOTH FINANCIAL AND NARRATIVE) CONCERNING SUCH ENTITIES. WE
         MAY HAVE FURTHER COMMENT.

         The Company believes there are numerous acquisition candidates in almost all segments of the entertainment, media and communications industries.
However, as the Company has not selected any segment within such industries to focus on, it is impossible for the Company to provide any specific number of potential combination candidates that would fit in any one segment. We have added disclosure to page 24 of the prospectus indicating that the Company believes, based solely on management's collective business experience, that there are numerous potential target businesses in all segments of the entertainment, media and communications industries. We have further added disclosure indicating that since the Company has not conducted any research with respect to identifying the number and characteristics of the potential acquisition candidates within these industries or the likelihood or probability of success of any proposed business combination, it cannot assure investors that the Company will be able to locate a target business in such industries or that it will be able to engage in a business combination with a target business on favorable terms.

15.      UNDER THE HEADING "SELECTION OF A TARGET BUSINESS AND STRUCTURING A
         BUSINESS COMBINATION," PLEASE ADDRESS ANY KNOWN OR CONTEMPLATED TAX
         CONSEQUENCES TO THE COMPANY OR INVESTORS IN THIS OFFERING SHOULD YOU
         CONSUMMATE A BUSINESS COMBINATION.

         We have revised the disclosure under the heading "Selection of a target business and structuring a business combination" on page 26 to indicate that the
Company will seek to structure the tax aspects of any potential business combination as favorably as possible to the Company and its stockholders, although there can be no assurance that this will be achieved. We are currently unaware of any tax consequences to the Company

or investors in the offering that should be considered. We note that the tax aspects of any business combination will be thoroughly described in a preliminary proxy statement to be reviewed by the Staff and subsequently subject to stockholder approval.

MANAGEMENT, PAGE 31
-------------------

16.      PLEASE ELABORATE ON THE SPECIALIZED INVESTMENT/MERCHANT BANKING
         SERVICES ENGAGED IN BY ALPINE CAPITAL, LLC.

         We have revised the "Management" section on page 33 to indicate that
Alpine Capital, LLC (and its affiliates) is a specialized investment/merchant banking firm that performs merger and advisory services for its clients as well as limited investment activities.

17.      ELABORATE ON THE ROLE MR. ABOODI WILL SERVE AS SPECIAL ADVISOR.

         We have revised the "Management" section on page 34 to indicate that
Mr. Aboodi will assist the Company in identifying potential target businesses as well as structuring and negotiating the terms of any proposed business combination.

18.      IN THE FOURTH FULL PARAGRAPH UNDER THE HEADING "CONFLICTS OF INTEREST,"
         CLARIFY WHO IS BEING REFERRED TO AS "US" IN CONNECTION WITH THE
         PERSON(S) TO BE CONTACTED BY THE COMPANY'S OFFICERS AND DIRECTORS TO
         CONSIDER CONFLICTS OF INTEREST CONCERNING POTENTIAL TRANSACTIONS.

         We have revised the fourth full paragraph under the heading "Conflicts of Interest" to clarify that the term "us" is referring to the Company.

DESCRIPTION OF SECURITIES. PAGE 37
----------------------------------

19.      ACCORDING TO THE DISCLOSURE ON PAGE 37, AS OF THE DATE OF THE
         PROSPECTUS (APRIL 27, 2005), 3,000,000 SHARES OF COMMON STOCK ARE
         OUTSTANDING, HELD BY TWELVE STOCKHOLDERS OF RECORD. THE TABULAR
         PRESENTATION ON PAGE 36, CERTAIN TRANSACTIONS, REFLECTS 3,000,000
         SHARES OF COMMON STOCK TO TEN INDIVIDUALS AS OF MARCH 2005. IT IS
         SUGGESTED THAT THE FIRST PARAGRAPH BELOW THE TABULAR PRESENTATION ON
         PAGE 36 BE EXPANDED TO PROVIDE THE DATES THESE TWO INDIVIDUALS RECEIVED
         THEIR SHARES AND THE EXEMPTION RELIED UPON. REVISE ACCORDINGLY.

         We have revised the first paragraph following the tabular presentation in the section "Certain Transactions" to indicate the dates on which the
Company's final two stockholders received their shares. The transfers were made in reliance upon exemptions from registration pursuant to Section 4(1) under the Securities Act of 1933, as amended. However, we do not believe the exemption relied upon to transfer such shares is material to an investor and, accordingly, we have not included it in the prospectus.

FINANCIAL STATEMENTS
--------------------

NOTE 5 - COMMITMENTS AND RELATED PARTY TRANSACTIONS, PAGE F-10
--------------------------------------------------------------

20.      PLEASE DISCLOSE IN A NOTE TO THE FINANCIAL STATEMENTS THE FOLLOWING
         COMMITMENTS WHICH ARE DISCLOSED IN OTHER AREAS OF YOUR REGISTRATION
         STATEMENT:

            o     THE COMMITMENT TO PAY FEES OF 6% OF THE GROSS OFFERING
                  PROCEEDS AND 2% OF THE GROSS OFFERING PROCEEDS, WITHOUT THE
                  OVER-ALLOTMENT OPTION, TO EARLYBIRDCAPITAL, INC. AT THE
                  CLOSING OF THE OFFERING AS DISCLOSED ON PAGE 16.

            o     YOUR COMMITMENT TO SELL TO EARLYBIRDCAPITAL, INC., THE
                  REPRESENTATIVE OF THE UNDERWRITERS, AN OPTION TO PURCHASE UP
                  TO A TOTAL OF 600,000 UNITS, AS DISCLOSED ON PAGE 43.

         We have revised footnote 5 of the financial statements to disclose the above-referenced commitments.

OTHER
-----

21.      PLEASE PROVIDE A CURRENTLY DATED CONSENT OF THE INDEPENDENT ACCOUNTANTS
         WITH ANY AMENDMENT TO THE REGISTRATION STATEMENT.

         A currently dated consent of the independent accountants has been included as Exhibit 23.1 within Amendment No. 1 to the Registration Statement.

EXHIBITS
--------

22.      WE NOTE VARIOUS SECTIONS OF THE UNDERWRITING AGREEMENT HAVE BEEN
         INTENTIONALLY OMITTED. PLEASE ADVISE.

         In connection with a previous blank check offering underwritten by
EarlyBirdCapital, Inc. ("EBC"), EBC had agreed with the National Association of
Securities Dealers, Inc. ("NASD") to remove certain items of compensation and other rights it had been granted under the underwriting agreement in such offering. On a going-forward basis, EBC has determined to continue to forego such items and rights in other similarly structured blank check offerings. In an effort to assist the NASD in its review of these types of offerings, EBC has continued to use the same form of underwriting agreement so that the NASD can see the same provisions removed.

         If you have any questions, please do not hesitate to contact me at the above telephone and facsimile numbers.

                                       Very truly yours,

                                       /s/ Jeffrey M. Gallant

                                       Jeffrey M. Gallant

cc:      Richard D. Goldstein
         Bruce M. Greenwald
         David M. Nussbaum
         Steven Levine
         Richard Gilden, Esq.